Contingencies and Commitments - Summary of Credit Lines Provided By Financial Institutions (Details) - 12 months ended Dec. 31, 2021
₱ in Thousands, € in Thousands, ₨ in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	PHP (₱)	USD ($)	JPY (¥)	EUR (€)	INR (₨)	SAR (ر.س)	MXN ($)	AED (د.إ)
Commitments on bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Credit Limit | ₩	₩ 1,815,500
Used amount | ₩	₩ 208,018
Commitments on bank-daylight overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Credit Limit | ₩	₩ 280,000
Used amount | ₩	₩ 0
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit Limit | ₩	₩ 1,050,000
Used amount | ₩	₩ 1,050,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit Limit | ₩	₩ 47,404
Used amount | ₩	₩ 5,529
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Banco de Oro
Credit Limit | ₱		₱ 5,000
Used amount | ₱		₱ 3,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Credit Limit | ₩	₩ 1,780,028
Used amount | ₩	₩ 1,319,181
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	DBS Bank Ltd and others
Credit Limit			$ 1,644,700
Used amount			167,533
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Credit Limit			8,700
Used amount			7,213
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank and others
Credit Limit			1,019,834
Used amount			463,355
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit Limit | ¥				¥ 707,337
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit Limit | €					€ 48,122
Used amount | €					41,262
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance and others
Credit Limit | ₩	₩ 104,705
Used amount | ₩	₩ 96,658
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	First Abu Dhabi Bank and others
Credit Limit			947,707
Used amount			682,903
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Credit Limit | ¥				620,000
Used amount | ¥				¥ 620,000
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit Limit | €					3,965
Used amount | €					€ 3,965
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Credit Limit | ₨						₨ 51,678
Used amount | ₨						₨ 51,678
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit Limit			5,200
Used amount			197
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance
Credit Limit | ₩	₩ 49,874
Used amount | ₩	₩ 49,874
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit Limit			331,072
Used amount			286,388
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit Limit | ر.س							ر.س 6,508
Used amount | ر.س							ر.س 6,508
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit Limit								$ 21,597
Used amount								$ 20,027
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Credit Limit | ₩	₩ 610,983
Used amount | ₩	₩ 29,730
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Credit Limit			2,625,372
Used amount			1,842,173
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Standard Chartered
Credit Limit | د.إ									د.إ 50
Used amount | د.إ									د.إ 50
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Credit Limit | ₩	₩ 8,000
Used amount | ₩	₩ 825
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Credit Limit			135,078
Used amount			15,633
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Credit Limit			850,000
Used amount			$ 149,328